ProShares Russell 2000 High Income ETF Annual Fund Operating Expenses - ProShares Russell 2000 High Income ETF - None	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%